Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,700,000
Previously Paid Amount	0.00
Total Fee Amount	7,149.77
Total Offset Amount	0.00
Net Fee	7,149.77
Narrative - Max Aggregate Offering Price	$ 46,700,000
Final Prospectus	true